Accounts receivable, net - Schedule of Changes of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule Of Changes Of Allowance For Credit Losses Abstract
Balance	$ 17,072	$ 12,640
Addition	722	4,521
Currency translation	(18)	(89)
Balance	$ 17,776	$ 17,072